Intangible Assets, Net and Goodwill - Summary of intangible assets and goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of intangible assets and goodwill
Intangible assets, net	$ 38,368,433	$ 38,927,089
Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net	9,810,582	10,369,238
Intangible Assets with Finite Useful Lives | Licenses and Software
Summary of intangible assets and goodwill
Intangible assets, net	4,552,797	4,604,123
Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets, net	7,651	195,307
Intangible Assets with Finite Useful Lives | Payments for concessions
Summary of intangible assets and goodwill
Intangible assets, net	4,673,696	4,961,363
Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets, net	576,438	608,445
Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net	28,557,851	28,557,851
Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets, net	32,828	32,828
Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets, net	15,070,025	15,070,025	$ 15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill
Summary of intangible assets and goodwill
Intangible assets, net	13,454,998	13,454,998	13,904,998
Cost
Summary of intangible assets and goodwill
Intangible assets, net	70,015,521	68,918,302
Cost | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net	41,457,670	40,360,451	37,510,413
Cost | Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets, net	2,245,835	2,245,835	2,236,012
Cost | Intangible Assets with Finite Useful Lives | Licenses and Software
Summary of intangible assets and goodwill
Intangible assets, net	22,629,288	21,320,603	16,990,167
Cost | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets, net	8,392,469	8,663,463	8,779,649
Cost | Intangible Assets with Finite Useful Lives | Payments for concessions
Summary of intangible assets and goodwill
Intangible assets, net	5,824,365	5,824,365	5,824,365
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets, net	2,365,713	2,306,185	3,680,220
Cost | Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net	28,557,851	28,557,851	29,103,893
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets, net	32,828	32,828	32,828
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets, net	15,070,025	15,070,025	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill
Summary of intangible assets and goodwill
Intangible assets, net	13,454,998	13,454,998	13,904,998
Accumulated Amortization
Summary of intangible assets and goodwill
Intangible assets, net	(31,647,088)	(29,991,213)
Accumulated Amortization | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net	(31,647,088)	(29,991,213)	(26,224,464)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets, net	(2,245,835)	(2,245,835)	(2,187,698)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Licenses and Software
Summary of intangible assets and goodwill
Intangible assets, net	(18,076,491)	(16,716,480)	(12,594,645)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets, net	(8,384,818)	(8,468,156)	(8,177,490)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Payments for concessions
Summary of intangible assets and goodwill
Intangible assets, net	(1,150,669)	(863,002)	(575,335)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets, net	$ (1,789,275)	$ (1,697,740)	$ (2,689,296)